Emerging Markets Equity Select ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq Riskalyze Emerging Markets(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.05%	8.78%	6.58%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	6.51%
Nasdaq Emerging Large Mid Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.85%	6.36%	7.59%
Emerging Markets Equity Select ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.03%	6.33%	4.36%
Performance Inception Date	Jun. 20, 2017
Emerging Markets Equity Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.75%	5.13%	3.10%
Emerging Markets Equity Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.88%	4.36%	2.79%